Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Short Duration Diversified Municipal Portfolio

June 30, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 102.8%
Long-Term Municipal Bonds – 96.6%
Alabama – 2.7%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) 4.00%, 12/01/2050	$	5,000	$5,689,300

Arizona – 1.4%
City of Phoenix Civic Improvement Corp. 5.00%, 07/01/2021		420	439,639
Series 2016 5.00%, 07/01/2020		2,500	2,500,000

			2,939,639

Arkansas – 3.6%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue)
Series 2019A 1.75%, 11/01/2032		7,255	7,596,130

California – 3.3%
Los Angeles Unified School District/CA Series 2020R 5.00%, 07/01/2023		1,915	2,180,036
State of California 5.00%, 03/01/2022		3,540	3,815,943
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) 2.40%, 10/01/2049		1,000	997,990

			6,993,969

Colorado – 1.4%
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019A 5.00%, 11/01/2026		1,885	2,274,912
Vauxmont Metropolitan District AGM 5.00%, 12/01/2021(a)		460	481,625
5.00%, 12/15/2022		210	230,395

			2,986,932

District of Columbia – 6.6%
District of Columbia (District of Columbia Fed Hwy Grant) 5.00%, 12/01/2023-12/01/2024		3,055	3,542,144
District of Columbia (Freedom Forum, Inc. (The)) NATL 0.495%, 08/01/2038(b)		1,025	1,025,000
0.534%, 08/01/2038(b)		1,000	1,000,000
Metropolitan Washington Airports Authority Series 2020A 5.00%, 10/01/2024(a)		7,230	8,431,048

			13,998,192

	Principal Amount (000)		U.S. $ Value

Florida – 8.6%

Capital Trust Agency, Inc. (Franklin Academy—Cooper City Campus) 4.00%, 12/15/2023(c)	$	365	$77,005
County of Osceola FL Transportation Revenue Series 2020A 5.00%, 10/01/2021-10/01/2022		510	541,096
Florida Development Finance Corp. 0.55%, 01/01/2049 (Pre-refunded/ETM)		6,385	6,383,148
Overoaks Community Development District Series 2010A-1 6.125%, 05/01/2035		30	30,325
Series 2010A-2 6.125%, 05/01/2035		55	55,662
State of Florida 5.00%, 07/01/2022		8,485	9,276,226
State of Florida Department of Transportation Turnpike System Revenue Series 2017A 5.00%, 07/01/2020		1,000	1,000,000
Village Community Development District No. 13 2.625%, 05/01/2024		500	497,730

			18,161,192

Georgia – 1.1%
State of Georgia Series 2016E 5.00%, 12/01/2021		2,110	2,251,665

Guam – 0.4%
Antonio B Won Pat International Airport Authority Series 2019A 5.00%, 10/01/2022		875	879,489

Illinois – 6.7%
Chicago Board of Education Series 2017D 5.00%, 12/01/2020		1,000	1,007,210
City of Chicago IL Series 2020A 5.00%, 01/01/2025		1,000	1,066,230
Madison County Community Unit School District No. 7 Edwardsville BAM Series 2017 4.00%, 12/01/2020		1,825	1,851,827
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 06/01/2022		4,945	5,291,447
Sales Tax Securitization Corp. Series 2020A 5.00%, 01/01/2026		2,740	3,172,701
State of Illinois Series 2017D 5.00%, 11/01/2021		1,690	1,740,176

			14,129,591

Indiana – 2.1%
Indiana Finance Authority (Indiana Finance Authority State Revolving Fund)

	Principal Amount (000)		U.S. $ Value
5.00%, 02/01/2023	$	3,950	$4,425,066

Iowa – 0.4%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) 3.125%, 12/01/2022		835	842,640

Kansas – 0.6%
State of Kansas Department of Transportation Series 2012C 5.00%, 09/01/2020		1,385	1,395,845

Kentucky – 7.1%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant) Series 2015A 5.00%, 09/01/2023		1,000	1,122,670
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2024		1,000	1,086,400
Kentucky Public Energy Authority (Morgan Stanley) Series 2018A 4.00%, 04/01/2048		5,800	6,368,864
Louisville & Jefferson County Metropolitan Sewer District 5.00%, 05/15/2022		4,505	4,890,538
Series 2016C 5.00%, 05/15/2021		1,470	1,529,682

			14,998,154

Louisiana – 0.2%
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(c)		100	108,314
6.10%, 06/01/2038-12/01/2040(c)		205	238,663

			346,977

Maryland – 1.0%
State of Maryland Department of Transportation Series 2016 5.00%, 11/01/2021		1,930	2,052,227

Michigan – 3.7%
City of Detroit MI 5.00%, 04/01/2021-04/01/2023		2,470	2,526,038
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2012A 5.00%, 07/01/2020		2,020	2,020,000
AGM Series 2006D 1.56% (LIBOR 3 Month + 0.60%), 07/01/2032(d)		1,530	1,494,229
NATL Series 2005B

	Principal Amount (000)		U.S. $ Value
5.50%, 07/01/2021	$	1,690	$1,771,694

			7,811,961

Missouri – 1.1%
Missouri State Environmental Improvement & Energy Resources Authority Series 2010B 5.00%, 07/01/2023 (Pre-refunded/ETM)		2,205	2,254,767

Nebraska – 0.4%
Central Plains Energy Project (Royal Bank of Canada) 4.00%, 12/01/2049		810	919,415

Nevada – 1.4%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.50%, 06/15/2024(c)		190	186,483
Clark County Water Reclamation District 5.00%, 07/01/2021		2,765	2,895,729

			3,082,212

New Hampshire – 3.0%
New Hampshire Business Finance Authority (Emerald Renewable Diesel LLC) 2.00%, 06/01/2049(c)		6,270	6,278,214

New Jersey – 3.0%
New Jersey Economic Development Authority 5.00%, 09/01/2020 (Pre-refunded/ETM)		95	95,747
Series 2011G 5.00%, 09/01/2020 (Pre-refunded/ETM)		1,720	1,732,797
5.00%, 09/01/2020 (Pre-refunded/ETM)		95	95,723
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) 1.20%, 11/01/2034		4,000	3,994,240
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 12/15/2024		490	542,155

			6,460,662

New Mexico – 0.3%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) 2.25%, 05/15/2024		600	566,400

New York – 7.7%
Metropolitan Transportation Authority Series 2018C 5.00%, 09/01/2020-09/01/2021		5,585	5,690,704
Series 2019D 5.00%, 09/01/2022		1,635	1,718,058
Series 2020A 5.00%, 02/01/2023		925	980,047
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)

		Principal Amount (000)	U.S. $ Value
Series 2019A 5.00%, 03/01/2022	$	1,555	$1,639,063
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2019A 5.00%, 05/01/2021		5,015	5,208,629
Syracuse Industrial Development Agency (Syracuse Industrial Development Agency Lease) Series 2020A 4.00%, 05/01/2022		1,060	1,131,540

			16,368,041

Ohio – 3.9%
Buckeye Tobacco Settlement Financing Authority 1.85%, 06/01/2029		450	439,313
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 5.00%, 12/01/2021-12/01/2022		445	474,642
State of Ohio (State of Ohio COP) Series 2018 5.00%, 09/01/2020		4,395	4,426,380
State of Ohio (State of Ohio Department of Transportation) Series 20192 4.00%, 12/15/2021		2,000	2,106,880
5.00%, 12/15/2022		680	756,772

			8,203,987

Oklahoma – 0.9%
Comanche County Memorial Hospital 5.00%, 07/01/2022		135	144,006
Oklahoma County Finance Authority (Oklahoma County Independent School District No. 52 Midwest City-Del City) Series 2018 5.00%, 10/01/2021		1,500	1,584,585
Oklahoma Development Finance Authority (Gilcrease Expressway West) 1.625%, 07/06/2023		100	99,271

			1,827,862

Pennsylvania – 6.3%
Allentown Neighborhood Improvement Zone Development Authority Series 2018 5.00%, 05/01/2023(c)		535	561,729
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2021		1,535	1,592,854
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020A 5.00%, 04/15/2022		170	182,162

	Principal Amount (000)		U.S. $ Value

Pennsylvania Infrastructure Investment Authority (Pennsylvania Infrastructure Investment Authority SRF) Series 2018A 5.00%, 01/15/2021	$	4,390	$4,501,901
Pennsylvania Intergovernmental Cooperation Authority (Pennsylvania Intergovernmental Cooperation Authority State Lease) 5.00%, 06/15/2021		2,380	2,484,696
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2023		800	877,136
Philadelphia Authority for Industrial Development (St. Joseph’s University) 4.00%, 11/01/2021-11/01/2024(a)		970	1,036,852
5.00%, 11/01/2025-11/01/2026(a)		1,850	2,169,844

			13,407,174

Tennessee – 0.9%
County of Shelby TN Series 2019B 5.00%, 04/01/2021		1,910	1,977,824

Texas – 2.7%
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) 5.00%, 06/01/2024		1,000	1,150,230
Houston Independent School District 4.00%, 06/01/2029		2,030	2,225,956
Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2023		2,150	2,469,146

			5,845,332

Virginia – 4.7%
Virginia Beach Development Authority (City of Virginia Beach VA Lease) Series 2020B 5.00%, 08/01/2021		7,790	8,185,576
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019B 5.00%, 02/01/2021		1,820	1,870,451

			10,056,027

Washington – 7.0%
State of Washington 5.00%, 06/01/2024-06/01/2025(a)		4,500	5,237,180
Series 2019R 5.00%, 01/01/2023		3,015	3,367,815
Tobacco Settlement Authority 5.00%, 06/01/2023		855	948,272

	Principal Amount (000)		U.S. $ Value
University of Washington Series 2018 5.00%, 04/01/2021	$	5,055	$5,234,503
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(c)		105	96,263

			14,884,033

Wisconsin – 2.4%
State of Wisconsin Series 2015C 5.00%, 05/01/2022		3,985	4,328,188
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2023(c)		710	740,831
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 2.25%, 11/01/2026		100	93,443

			5,162,462

Total Long-Term Municipal Bonds (cost $202,591,981)			204,793,381

Short-Term Municipal Notes – 6.2%
Illinois – 0.1%
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2020		165	165,698

Massachusetts – 0.8%
Massachusetts Water Resources Authority Series 2019G 5.00%, 08/01/2020		1,625	1,631,256

Michigan – 0.6%
Michigan Finance Authority Series 2019A 4.00%, 08/20/2020		1,370	1,376,809

Pennsylvania – 0.4%
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020A 5.00%, 04/15/2021		400	412,748
Philadelphia Authority for Industrial Development (St. Joseph’s University) 3.00%, 11/01/2020(a)		400	401,432

			814,180

Texas – 4.3%
State of Texas 4.00%, 08/27/2020		9,075	9,128,179

Total Short-Term Municipal Notes (cost $13,096,472)			13,116,122

Company	Shares	U.S. $ Value

Total Municipal Obligations (cost $215,688,453)		$217,909,503

SHORT-TERM INVESTMENTS – 4.5%
Investment Companies – 4.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(e) (f) (g) (cost $9,492,167)	9,492,167	9,492,167

Total Investments – 107.3% (cost $225,180,620)(h)		227,401,670
Other assets less liabilities – (7.3)%		(15,402,524)

Net Assets – 100.0%		$211,999,146

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,440	06/17/2024	1.760%	CPI#	Maturity	$(74,916)	$—	$(74,916)
USD	1,590	01/15/2025	1.671%	CPI#	Maturity	(43,015)	—	(43,015)
USD	974	01/15/2025	1.673%	CPI#	Maturity	(28,299)	—	(28,299)
USD	436	01/15/2025	1.637%	CPI#	Maturity	(11,832)	—	(11,832)

						$(158,062)	$—	$(158,062)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,850	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$63,430	$—	$63,430
USD	172	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	9,128	—	9,128
USD	388	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	21,746	—	21,746
USD	430	10/09/2029	3 Month LIBOR	1.470%	Quarterly/ Semi-Annual	34,399	—	34,399
USD	430	10/09/2029	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	34,520	—	34,520

						$163,223	$—	$163,223

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	9,000	08/24/2020	2.168%	CPI#	Maturity	$(224,843)	$—	$(224,843)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	580	10/09/2029	1.120%	SIFMA*	Quarterly/Quarterly	$(34,246)	$—	$(34,246)
Citibank, NA	USD	580	10/09/2029	1.125%	SIFMA*	Quarterly/Quarterly	(34,547)	—	(34,547)

							$(68,793)	$—	$(68,793)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2020 and the aggregate market value of these securities amounted to $2,025,000 or 0.96% of net assets.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $8,587,502 or 4.1% of net assets.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2020.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,930,127 and gross unrealized depreciation of investments was $(997,552), resulting in net unrealized appreciation of $1,932,575.

As of June 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.6% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$204,793,381	$—	$204,793,381
Short-Term Municipal Notes	—	13,116,122	—	13,116,122
Investment Companies	9,492,167	—	—	9,492,167

Total Investments in Securities	9,492,167	217,909,503	—	227,401,670
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	163,223	—	163,223
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(158,062)	—	(158,062)
Inflation (CPI) Swaps	—	(224,843)	—	(224,843)
Interest Rate Swaps	—	(68,793)	—	(68,793)

Total	$9,492,167	$217,621,028	$—	$227,113,195

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2020 is as follows:

Fund	Market Value 09/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$117,914	$108,422	$9,492	$79